Financial instruments, Foreign Exchange Risk (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($) $ / $	Dec. 31, 2025 AUD ($) $ / $	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)
Financial assets [Abstract]
Trade and other receivables	$ 797,000		$ 481,000		$ 600,000
Currency Risk, 10% Increase [Member]
Sensitivity analysis [Abstract]
Increase / decrease, cash balance		$ 1,014,533		$ 1,639,839
Increase / decrease, lease liabilities	0				0
Increase / decrease, provisions	19,860				29,650
Currency Risk, 10% Decrease [Member]
Sensitivity analysis [Abstract]
Increase / decrease, cash balance		$ 1,639,839				$ 1,639,839
Increase / decrease, lease liabilities	0				0
Increase / decrease, provisions	$ 19,860				29,650
Foreign Exchange Risk [Member]
Financial instruments denominated in United States dollars [Abstract]
Average rate | $ / $	0.6551	0.6551
Spot rate | $ / $	0.6678
Financial assets [Abstract]
Cash	$ 10,145,000		16,398,000		11,513,000
Trade and other receivables	10,000		19,000		105,000
Financial liabilities [Abstract]
Trade and other payables	(497,000)		(321,000)		(120,000)
Provisions	0		0		0
Lease liabilities	(199,000)		(296,000)		(251,000)
Foreign Exchange Risk [Member] | Currency Risk, 10% Increase [Member]
Sensitivity analysis [Abstract]
Increase / decrease, effect on receivables		$ 974		$ 1,858
Increase / decrease, effect on payables	49,663		$ 32,146
Foreign Exchange Risk [Member] | Currency Risk, 10% Decrease [Member]
Sensitivity analysis [Abstract]
Increase / decrease, effect on receivables		$ 974				$ 1,858
Increase / decrease, effect on payables	$ 49,663				$ 32,146